Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income tax expense benefit continuing operations income tax reconciliation
Expected tax benefit (expense) ad federal statutory rate					$ 18,428	$ 11,353	$ 5,108
State income tax benefit (expense), net of federal benefit					(105)	(680)	32
Pass-through entities					(12,499)	(11,315)	(5,010)
Valuation allowance					(234)
Other					(15)	38	28
Total income tax benefit (expense)	$ (15,193)	$ (111)	$ (26,893)	$ (250)	$ 5,575	$ (604)	$ 158